Cover	Jul. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 02, 2026
Current Fiscal Year End Date	--06-30
Entity File Number	001-42140
Entity Registrant Name	LAKESIDE HOLDING LIMITED
Entity Central Index Key	0001996192
Entity Tax Identification Number	82-1978491
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1475 Thorndale Avenue
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Itasca
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60143
City Area Code	224
Local Phone Number	446-9048
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value US$0.0001 per share
Trading Symbol	LSH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false